                AIM ENHANCED SHORT BOND FUND -- CLASS A, C AND R

                       Supplement dated December 13, 2006
                    to the Prospectus dated March 31, 2006 as
         supplemented April 21, 2006, May 8, 2006 and September 20, 2006


The Board of Trustees of AIM Investment Funds, on behalf of AIM Enhanced Short Bond Fund, has approved changing the fund's name to "AIM LIBOR Alpha Fund", effective February 28, 2007.

Effective February 28, 2007, the following changes will be implemented with respect to the investment program of the fund:

The following sentence replaces in its entirety the second paragraph appearing under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus:

   "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of domestic and foreign government and corporate debt securities, and in foreign currency investments."

The following information replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- OBJECTIVE AND STRATEGIES" on page 4 of the prospectus:

   "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of domestic and foreign government and corporate debt securities, and in foreign currency investments. The fund may invest in structured securitized debt securities such as asset-backed securities and both residential and commercial mortgage-backed securities, and the fund's investments may include investments in derivative instruments. Derivative instruments that the fund may invest in include but are not limited to swaps, including interest rate, total return, and credit default swaps, put options, call options, futures contracts and options on futures contracts. The fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the fund's portfolio."

The following sentence is added after the third paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- OBJECTIVE AND STRATEGIES" on page 4 of the prospectus:

   "Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures."

The following sentence is added as the third sentence appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- RISKS -- Derivatives Risk" on page 5 of the prospectus:

"Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk."

The following sentence replaces in its entirety the first sentence appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- RISKS -- Currency/Exchange Rate Risk" on page 5 of the prospectus:

"The fund may buy or sell currencies other than the U.S. Dollar and use derivatives involving foreign currencies in order to capitalize on anticipated changes in exchange rates."

Effective January 1, 2007, the following sentence replaces in its entirety the sentence appearing under the heading "OTHER INFORMATION -- DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 6 of the prospectus:

"The fund generally declares dividends monthly and pays dividends, if any, monthly."

                 AIM INTERNATIONAL BOND FUND -- CLASS A, B AND C

                       Supplement dated December 13, 2006
                     to the Prospectus dated March 31, 2006
          as supplemented April 21, 2006, May 8, 2006, July 5, 2006 and
                               September 20, 2006


The Board of Trustees of AIM Investment Funds, on behalf of AIM International Bond Fund, has approved changing the fund's name to "AIM International Total Return Fund", effective February 28, 2007.

Effective February 28, 2007, the following changes will be implemented with respect to the investment program of the fund:

The following sentence replaces in its entirety the second paragraph appearing under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus:

   "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Lehman Brothers Global Aggregate ex US Index (unhedged), and in foreign currency investments."

The following replaces in its entirety the second and third paragraphs appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- OBJECTIVE AND STRATEGIES" on page 4 of the prospectus:

   "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Lehman Brothers Global Aggregate ex US Index (unhedged), and in foreign currency investments. Debt securities that the fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments. The fund considers a company to be foreign based on its domicile, or in certain cases such as where the security is guaranteed by the parent or issued by a special purpose entity, its parent's domicile.

   The fund may invest in derivatives including but not limited to swaps, put options, call options, futures contracts and options on futures contracts. The fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the fund's portfolio."

 The following sentence is added after the third paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- OBJECTIVE AND STRATEGIES" on page 4 of the prospectus:

   "Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures."

The following sentence is added as the third sentence appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- RISKS -- Derivatives Risk" on page 5 of the prospectus:

"Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk."

The following sentence replaces in its entirety the first sentence appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- RISKS -- Currency/Exchange Rate Risk" on page 5 of the prospectus:

"The fund may buy or sell currencies other than the U.S. Dollar and use derivatives involving foreign currencies in order to capitalize on anticipated changes in exchange rates."

Effective January 1, 2007, the following sentence replaces in its entirety the sentence appearing under the heading "OTHER INFORMATION -- DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 7 of the prospectus:

"The fund generally declares dividends quarterly and pays dividends, if any, quarterly."

                          INSTITUTIONAL CLASS SHARES OF

                                 AIM CHINA FUND
                          AIM ENHANCED SHORT BOND FUND
                           AIM INTERNATIONAL BOND FUND
                                 AIM JAPAN FUND

                       Supplement dated December 13, 2006
                     to the Prospectus dated March 31, 2006
      as supplemented April 21, 2006, June 27, 2006 and September 20, 2006

The Board of Trustees of AIM Investment Funds, on behalf of AIM Enhanced Short Bond Fund and AIM International Bond Fund, has approved changing the funds' names to "AIM LIBOR Alpha Fund" and "AIM International Total Return Fund", respectively, effective February 28, 2007.

Effective February 28, 2007, the following changes will be implemented with respect to the investment program of the funds:

The following sentence replaces in its entirety the second paragraph appearing under the heading "RISK/RETURN SUMMARY - AIM ENHANCED SHORT BOND FUND (ENHANCED SHORT BOND)" on page 1 of the prospectus:

   "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of domestic and foreign government and corporate debt securities, and in foreign currency investments."

The following sentence replaces in its entirety the second paragraph appearing under the heading "RISK/RETURN SUMMARY - AIM INTERNATIONAL BOND FUND (INTERNATIONAL BOND)" on page 1 of the prospectus:

   "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Lehman Brothers Global Aggregate ex US Index (unhedged), and in foreign currency investments."

The following information replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - ENHANCED SHORT BOND" on page 5 of the prospectus:

   "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of domestic and foreign government and corporate debt securities, and in foreign currency investments. The fund may invest in structured securitized debt securities such as asset-backed securities and both residential and commercial mortgage-backed securities, and the fund's investments may include investments in derivative instruments. Derivative instruments that the fund may invest in include but are not limited to swaps, including interest rate, total return, and credit default swaps, put options, call options, futures contracts and options on futures contracts. The fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the fund's portfolio."

The following sentence is added after the third paragraph appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES
- ENHANCED SHORT BOND" on page 6 of the prospectus:

   "Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures."

The following replaces in its entirety the second and third paragraphs appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - INTERNATIONAL BOND" on page 6 of the prospectus:

   "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Lehman Brothers Global Aggregate ex US Index (unhedged), and in foreign currency investments. Debt securities that the fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments. The fund considers a company to be foreign based on its domicile, or in certain cases such as where the security is guaranteed by the parent or issued by a special purpose entity, its parent's domicile.

   The fund may invest in derivatives including but not limited to swaps, put options, call options, futures contracts and options on futures contracts. The fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the fund's portfolio."

 The following sentence is added after the third paragraph appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES
- INTERNATIONAL BOND" on page 6 of the prospectus:

   "Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures."

The following sentence is added as the third sentence appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - ENHANCED SHORT BOND - Derivatives Risk" on page 9 of the prospectus:

"Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk."

The following sentence replaces in its entirety the first sentence appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - ENHANCED SHORT BOND - Currency/Exchange Rate Risk" on page 9 of the prospectus:

"The fund may buy or sell currencies other than the U.S. Dollar and use derivatives involving foreign currencies in order to capitalize on anticipated changes in exchange rates."

The following sentence is added as the third sentence appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - INTERNATIONAL BOND - Derivatives Risk" on page 10 of the prospectus:

"Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk."

The following sentence replaces in its entirety the first sentence appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - INTERNATIONAL BOND - Currency/Exchange Rate Risk" on page 10 of the prospectus:

"The fund may buy or sell currencies other than the U.S. Dollar and use derivatives involving foreign currencies in order to capitalize on anticipated changes in exchange rates."

Effective January 1, 2007, the following information replaces the second sentence appearing under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 14 of the prospectus:

"Enhanced Short Bond generally declares dividends monthly and pays dividends, if any, monthly. International Bond generally declares dividends quarterly and pays dividends, if any, quarterly."

                                RETAIL CLASSES OF

                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                       Supplement dated December 13, 2006
       to the Statement of Additional Information dated February 28, 2006, as supplemented March 24, 2006, March 31, 2006, June 30, 2006, August 1, 2006
                             and September 20, 2006


The following information replaces in its entirety the section entitled "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENTS - OTHER INVESTMENT COMPANIES" on page 10 of the Statement of Additional Information:

                  "OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies:
         (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

                  With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

                  EXCHANGE-TRADED FUNDS. Each Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

                  ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

                  Investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indicies the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index."

The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS" on page 25 of the Statement of Additional Information (such paragraph describes each Fund's non-fundamental investment restriction regarding issuer diversification):

                  "(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

Effective January 1, 2007, the following information is added after the second paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on pages 38 and 39 of the Statement of Additional Information:

                  "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."

                                 AIM CHINA FUND
                          AIM ENHANCED SHORT BOND FUND
                           AIM INTERNATIONAL BOND FUND
                                 AIM JAPAN FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                          Supplement dated December 13,
                       2006 to the Statement of Additional
                        Information dated March 31, 2006,
          as supplemented June 27, 2006, June 30, 2006, August 1, 2006 and September 22, 2006


The Board of Trustees of AIM Investment Funds, on behalf of AIM Enhanced Short Bond Fund and AIM International Bond Fund, has approved changing the funds' names to "AIM LIBOR Alpha Fund" and "AIM International Total Return Fund", respectively, effective February 28, 2007.

The following information replaces in its entirety the section entitled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENTS - OTHER INVESTMENT COMPANIES" on page 13 of the Statement of Additional Information:

          "OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

          With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

          EXCHANGE-TRADED FUNDS. Each Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

          ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

          Investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indicies the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index."

The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS" on page 28 of the Statement of Additional Information (such paragraph describes each Fund's non-fundamental investment restriction regarding issuer diversification):

          "(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

The following information replaces in their entirety bullet points (2) and (3) under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS - ADDITIONAL NON FUNDAMENTAL POLICIES" on page 29 of the Statement of Additional Information:

          "(2) AIM Enhanced Short Bond Fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of foreign and domestic government and corporate debt securities, and in foreign currency investments. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

          (3) AIM International Bond Fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of foreign government and corporate debt securities generally represented by the sector categories within the Lehman Brothers Global Aggregate ex US Index (unhedged), and in foreign currency investments. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

The following is added after the second paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - REVENUE SHARING PAYMENTS" on pages 72 and 73 of the Statement of Additional Information:

          "With respect to Institutional Class shares, the Asset-Based Payments ADI Affiliates make shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of AIM Funds in investor accounts."

The last sentence of the first paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS" on page 73 of the Statement of Additional Information is deleted in its entirety.

The following is added after the first paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS" on page 73 of the Statement of Additional Information:

          "With respect to Institutional Class shares, ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.10% of average annual assets.

          All fees payable by ADI Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the AIM Funds, subject to certain limitations approved by the Board of the Trust."

Effective January 1, 2007, the following information is added after the third paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 56 of the Statement of Additional
Information:

          "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."

Effective January 1, 2007, the following replaces the first two sentences appearing under the heading "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS - DIVIDENDS AND DISTRIBUTIONS" on page 85 of the Statement of Additional
Information:

          "It is the present policy of each Fund (except AIM Enhanced Short Bond Fund and AIM International Bond Fund) to declare and pay annually net investment income dividends and capital gain distributions. AIM Enhanced Short Bond Fund generally declares and pays monthly net investment income dividends and declares and pays annually any capital gain distributions. AIM International Bond Fund generally declares and pays quarterly net investment income dividends and declares and pays annually any capital gain distributions."

                             INSTITUTIONAL CLASS OF

                           AIM DEVELOPING MARKETS FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENTS FUNDS)

                       Supplement dated December 13, 2006
       to the Statement of Additional Information dated February 28, 2006, as supplemented March 24, 2006, March 31, 2006, August 1, 2006 and September 20, 2006


The following information replaces in its entirety the section entitled "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENTS - OTHER INVESTMENT COMPANIES" on page 11 of the Statement of Additional Information:

                  "OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies:
         (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

                  With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

                  EXCHANGE-TRADED FUNDS. Each Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

                  ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

                  Investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indicies the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index."

The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS" on page 25 of the Statement of Additional Information (such paragraph describes each Fund's non-fundamental investment restriction regarding issuer diversification):

                  "(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

Effective January 1, 2007, the following information is added after the second paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on pages 37 and 38 of the Statement of Additional Information:

                  "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."



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